UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (57.4%)

		Australia (1.5%)
		Basic Materials
$	135	FMG Resources August 2006 Pty Ltd. (a)(b)	6.375%	02/01/16	$137,700
	400	FMG Resources August 2006 Pty Ltd. (a)(b)	6.875	02/01/18	409,000

					546,700

		Communications
	145	Telstra Corp., Ltd. (a)(b)	4.80	10/12/21	158,762

		Finance
	150	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	153,985
	250	Goodman Funding Pty Ltd. (a)	6.375	04/15/21	262,309
	225	WEA Finance LLC (a)(b)	4.625	05/10/21	237,952

					654,246

		Total Australia			1,359,708

		Belgium (0.5%)
		Consumer, Non-Cyclical
	437	Delhaize Group SA	5.70	10/01/40	428,795

		Brazil (1.0%)
		Basic Materials
	185	Vale Overseas Ltd. (b)	5.625	09/15/19	207,494

		Consumer, Non-Cyclical
	415	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	477,769

		Energy
	225	Petrobras International Finance Co. (b)	5.75	01/20/20	242,220

		Total Brazil			927,483

		Canada (1.7%)
		Basic Materials
	100	Goldcorp, Inc. (b)	2.00	08/01/14	128,750
	440	Nova Chemicals Corp. (b)	8.375	11/01/16	490,600

					619,350

		Energy
	900	PetroBakken Energy Ltd. (a)(b)	8.625	02/01/20	922,500

		Total Canada			1,541,850

		Cayman Islands (0.6%)
		Energy
EUR	425	Petrobras International Finance Co. - Pifco	4.875	03/07/18	581,610

		Chile (0.1%)
		Finance
CLP	50,000	Banco Santander Chile	6.50	09/22/20	100,691

		Denmark (0.0%)
		Finance
DKK	(c)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00	07/01/29	14
	140	Realkredit Danmark A/S	6.00	10/01/29	26,985

		Total Denmark			26,999

		France (0.4%)
		Finance
$	190	BNP Paribas SA (b)	5.00	01/15/21	190,552
	200	Societe Generale SA (a)(b)	5.20	04/15/21	189,893

		Total France			380,445

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

		Italy (0.8%)
		Communications
$	250	Wind Acquisition Finance SA (a)(b)	11.75%	07/15/17	$248,750

		Finance
	100	Intesa Sanpaolo SpA (a)(b)	6.50	02/24/21	92,443

		Utilities
	375	Enel Finance International N.V. (a)(b)	5.125	10/07/19	343,565

		Total Italy			684,758

		Luxembourg (1.1%)
		Basic Materials
	165	ArcelorMittal (b)	9.85	06/01/19	194,798

		Communications
	360	Intelsat Jackson Holdings SA (b)	9.50	06/15/16	378,900

		Technology
	445	Sensata Technologies BV (a)	6.50	05/15/19	456,125

		Total Luxembourg			1,029,823

		New Zealand (0.5%)
		Industrials
	525	Pactiv Corp. (b)	7.95	12/15/25	427,875

		Russia (1.0%)
		Technology
	980	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	7.748	02/02/21	949,375

		Spain (0.6%)
		Finance
	200	BBVA US Senior SAU (b)	3.25	05/16/14	198,496
	115	Santander Holdings USA, Inc. (b)	4.625	04/19/16	112,409

					310,905

		Utilities
	225	Iberdrola Finance Ireland Ltd. (a)(b)	5.00	09/11/19	221,097

		Total Spain			532,002

		Sweden (0.3%)
		Finance
	250	Nordea Bank AB (a)(b)	4.875	05/13/21	236,170

		United Kingdom (1.3%)
		Communications
	270	Virgin Media Finance PLC, Series 1 (b)	9.50	08/15/16	306,450
	125	WPP Finance 2010 (a)(b)	4.75	11/21/21	128,656

					435,106

		Finance
	195	HBOS PLC, Series G (a)	6.75	05/21/18	171,771
	110	HSBC Holdings PLC	5.10	04/05/21	119,745
	160	Standard Chartered Bank (a)	6.40	09/26/17	173,738

					465,254

		Industrials
	235	BAA Funding Ltd. (a)(b)	4.875	07/15/21	237,583

		Total United Kingdom			1,137,943

		United States (46.0%)
		Communications
	515	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	6.50	04/30/21	538,175
	100	CenturyLink, Inc. (b)	6.45	06/15/21	105,533
	500	CommScope, Inc. (a)	8.25	01/15/19	522,500
	340	Cricket Communications, Inc. (b)	7.75	10/15/20	324,700
	670	CSC Holdings LLC (b)	8.625	02/15/19	785,575

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

$	545	DISH DBS Corp. (b)	6.625%	10/01/14	$588,600
	115	Earthlink, Inc.	8.875	05/15/19	109,250
	300	EH Holding Corp. (a)	7.625	06/15/21	318,000
	45	Expedia, Inc.	5.95	08/15/20	45,815
	400	Frontier Communications Corp. (b)	8.50	04/15/20	398,000
	400	GXS Worldwide, Inc. (b)	9.75	06/15/15	394,000
	535	inVentiv Health, Inc. (a)	10.00	08/15/18	486,850
	168	Liberty Interactive LLC	3.125	03/30/23	196,980
	500	Mediacom LLC/Capital Corp.	7.25	02/15/22	500,000
	150	Omnicom Group, Inc. (b)	0.00	07/01/38	159,937
	150	SBA Communications Corp.	1.875	05/01/13	178,312
	200	Symantec Corp., Series B (b)	1.00	06/15/13	224,500
	100	Verizon Communications, Inc. (b)	4.75	11/01/41	107,068
	55	Windstream Corp. (b)	7.75	10/01/21	59,675
	565	Windstream Corp. (b)	7.875	11/01/17	627,150
	455	XM Satellite Radio, Inc. (a)	7.625	11/01/18	489,694

					7,160,314

		Consumer, Cyclical
	290	AMC Entertainment, Inc.	8.75	06/01/19	307,400
	275	AmeriGas Partners LP/AmeriGas Finance Corp. (b)	6.50	05/20/21	274,312
	250	Ameristar Casinos, Inc. (b)	7.50	04/15/21	267,500
	200	Caesars Entertainment Operating Co., Inc. (b)	10.00	12/15/18	155,500
	495	Caesars Entertainment Operating Co., Inc.	11.25	06/01/17	538,931
	200	Chrysler Group LLC/CG Co-Issuer, Inc. (a)(b)	8.00	06/15/19	193,000
	465	Dana Holding Corp. (b)	6.50	02/15/19	496,969
	65	DR Horton, Inc., Series DHI	2.00	05/15/14	80,356
	180	Gap, Inc. (The)	5.95	04/12/21	172,981
	110	Hyatt Hotels Corp. (a)	6.875	08/15/19	123,332
	60	Ingram Micro, Inc.	5.25	09/01/17	64,222
	100	International Game Technology	3.25	05/01/14	114,750
	125	Levi Strauss & Co. (b)	7.625	05/15/20	131,250
	325	MGM Resorts International (a)(b)	8.625	02/01/19	339,625
	237	Pantry, Inc. (The)	7.75	02/15/14	238,185
	100	RadioShack Corp. (a)	2.50	08/01/13	94,250
	3,904	Resort at Summerlin LP, Series B (d)(e)(f)(g)(h)	13.00	12/15/07	0
	400	Roadhouse Financing, Inc. (b)	10.75	10/15/17	378,000
	500	Sabre Holdings Corp.	8.35	03/15/16	388,750
	400	Scientific Games International, Inc.	9.25	06/15/19	438,000
	110	Tenneco, Inc. (b)	6.875	12/15/20	117,425
	390	Tenneco, Inc.	7.75	08/15/18	422,175
	375	VWR Funding, Inc., Series B (d)	10.25	07/15/15	390,469
	200	Wyndham Worldwide Corp.	5.625	03/01/21	211,581
	200	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)	7.875	05/01/20	225,000
	135	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)	7.75	08/15/20	153,225

					6,317,188

		Consumer, Non-Cyclical
	85	Altria Group, Inc.	9.25	08/06/19	115,887
	400	Apria Healthcare Group, Inc.	11.25	11/01/14	419,500
	400	ARAMARK Holdings Corp. (a)(d)	8.625	05/01/16	413,000
	183	Archer-Daniels-Midland Co.	0.875	02/15/14	185,745
	545	Armored Autogroup, Inc. (a)	9.25	11/01/18	457,800
	145	Boston Scientific Corp. (b)	6.00	01/15/20	165,331
	140	Bunge Ltd. Finance Corp.	8.50	06/15/19	173,491
	165	Coventry Health Care, Inc.	5.45	06/15/21	184,912
	225	Fresenius Medical Care US Finance, Inc. (a)	6.50	09/15/18	242,437
	185	Gilead Sciences, Inc. (b)	1.00	05/01/14	224,544
	1,655	HCA, Inc.	7.69	06/15/25	1,555,700
	250	Healthsouth Corp. (b)	7.75	09/15/22	261,875
	480	Kindred Healthcare, Inc.	8.25	06/01/19	442,800

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

$ 150	Life Technologies Corp.	1.50%	02/15/24	$150,750
150	Molson Coors Brewing Co. (b)	2.50	07/30/13	159,188
150	Mylan, Inc.	1.25	03/15/12	150,000
150	Post Holdings, Inc. (a)(i)	7.375	02/15/22	155,625
1,020	RSC Equipment Rental, Inc./RSC Holdings III LLC (b)	8.25	02/01/21	1,058,250
287	Select Medical Holdings Corp.	6.267(j)	09/15/15	257,941
500	SUPERVALU, Inc. (b)	8.00	05/01/16	522,500
320	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75	08/01/16	345,200
140	Verisk Analytics, Inc.	5.80	05/01/21	154,420
131	Vertex Pharmaceuticals, Inc.	3.35	10/01/15	144,100
110	Viropharma, Inc.	2.00	03/15/17	186,313

				8,127,309

	Energy
157	Alpha Natural Resources, Inc.	2.375	04/15/15	146,795
260	Alpha Natural Resources, Inc. (b)	6.25	06/01/21	258,700
150	Chesapeake Energy Corp.	2.75	11/15/35	142,875
470	Continental Resources, Inc.	7.125	04/01/21	521,700
347	Denbury Resources, Inc. (b)	8.25	02/15/20	396,447
400	Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. (a)	8.375	06/01/19	410,000
100	EQT Corp.	4.875	11/15/21	101,910
500	Linn Energy LLC/Linn Energy Finance Corp. (a)	6.50	05/15/19	507,500
450	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25	06/15/22	480,375
245	Williams Cos., Inc. (The) (b)	7.875	09/01/21	310,088

				3,276,390

	Finance
1,070	Ally Financial, Inc. (b)	6.25	12/01/17	1,106,113
190	Ares Capital Corp. (a)(b)	5.75	02/01/16	197,600
200	Brandywine Operating Partnership LP	4.95	04/15/18	200,769
80	CA FM Lease Trust (a)(f)	8.50	07/15/17	90,833
400	Citigroup, Inc. (k)	8.50	05/22/19	489,420
255	CNA Financial Corp.	5.75	08/15/21	269,773
320	Discover Bank (b)	7.00	04/15/20	351,106
500	DPL, Inc. (a)(b)	7.25	10/15/21	557,500
250	Ford Motor Credit Co. LLC	7.00	04/15/15	275,625
155	General Electric Capital Corp.	5.30	02/11/21	168,920
150	Genworth Financial, Inc. (b)	7.20	02/15/21	144,607
155	Hartford Financial Services Group, Inc. (b)	5.50	03/30/20	161,404
170	HCP, Inc.	5.625	05/01/17	183,642
150	Health Care REIT, Inc.	4.75	07/15/27	174,938
400	Icahn Enterprises LP / Icahn Enterprises Finance Corp. (b)	7.75	01/15/16	418,000
400	International Lease Finance Corp. (b)	8.25	12/15/20	428,000
75	NASDAQ OMX Group, Inc. (The) (b)	5.55	01/15/20	78,761
125	Nationwide Financial Services (a)	5.375	03/25/21	126,758
400	Nuveen Investments, Inc. (b)	10.50	11/15/15	419,000
100	Prudential Financial, Inc., MTN	6.625	12/01/37	117,180
500	Realogy Corp. (a)(i)	7.625	01/15/20	502,500
695	Regions Financial Corp. (b)	5.75	06/15/15	716,128
795	SLM Corp., MTN (b)	6.25	01/25/16	812,191
225	SLM Corp., MTN	8.00	03/25/20	240,188
170	Ventas Realty LP/Ventas Capital Corp. (b)	4.75	06/01/21	175,514
150	Vornado Realty LP	3.875	04/15/25	153,563
25	Vornado Realty LP	5.00	01/15/22	26,238
105	Wachovia Corp. (b)	5.625	10/15/16	117,306
200	Wells Operating Partnership II LP	5.875	04/01/18	206,109

				8,909,686

	Industrials
288	Coleman Cable, Inc.	9.00	02/15/18	295,200

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	$103	General Cable Corp.	0.875%		11/15/13	$99,653
	275	Graphic Packaging International, Inc.	7.875		10/01/18	301,125
	400	Kratos Defense & Security Solutions, Inc.	10.00		06/01/17	425,000
	118	Orbital Sciences Corp.	2.438		01/15/27	119,180
	150	Owens-Brockway Glass Container, Inc. (a)	3.00		06/01/15	147,750
	695	RBS Global, Inc./Rexnord LLC (b)	8.50		05/01/18	741,912
	400	Sealed Air Corp. (a)	8.125		09/15/19	445,000
	400	Sequa Corp. (a)	11.75		12/01/15	424,000
	135	Sonoco Products Co.	5.75		11/01/40	148,474
	130	Stanley Black & Decker, Inc.	0.00	(j)	05/17/12	144,625

						3,291,919

		Technology
	500	CDW LLC/CDW Finance Corp. (b)	8.50		04/01/19	527,500
	67	First Data Corp. (b)	12.625		01/15/21	65,158
	400	First Data Corp., (b)(d)	10.55		09/24/15	398,000
	400	iGate Corp.	9.00		05/01/16	427,000
	112	Intel Corp. (b)	2.95		12/15/35	126,420
	123	Lam Research Corp. (a)(b)	1.25		05/15/18	125,614
	191	Microsoft Corp. (a)(b)	0.00		06/15/13	199,117
	200	SanDisk Corp.	1.00		05/15/13	199,750
	340	SunGard Data Systems, Inc. (b)	7.375		11/15/18	360,400
	145	SunGard Data Systems, Inc. (b)	10.25		08/15/15	150,800

						2,579,759

		Utilities
	400	AES Corp. (The) (a)(b)	7.375		07/01/21	444,000
	990	GenOn Americas Generation LLC (b)	8.50		10/01/21	915,750
	525	Puget Energy, Inc.	6.50		12/15/20	571,588
	325	United Maritime Group LLC/United Maritime Group Finance Corp.	11.75		06/15/15	331,500

						2,262,838

		Total United States				41,925,403

		Total Corporate Bonds (Cost $54,373,883)				52,270,930

		Sovereign (31.9%)
		Argentina (1.6%)
	1,477	Argentina Boden Bonds	7.00		10/03/15	1,476,685

		Australia (1.8%)
AUD	1,400	Australia Government Bond	5.25		03/15/19	1,645,482

		Brazil (2.9%)
	$160	Banco Nacional de Desenvolvimento, Economico e Social (a)	5.50		07/12/20	176,800
	1,150	Banco Nacional de Desenvolvimento, Economico e Social	5.50		07/12/20	1,270,750
	250	Banco Nacional de Desenvolvimento, Economico e Social (a)	6.369		06/16/18	286,250
BRL	1,350	Brazilian Government International Bond	12.50		01/05/16	900,155

		Total Brazil				2,633,955

		Canada (2.9%)
CAD	1,500	Canadian Government Bond	3.25		06/01/21	1,667,622
	800	Canadian Government Bond	4.25		06/01/18	930,751

		Total Canada				2,598,373

		Chile (0.9%)
CLP	380,000	Chile Government International Bond	5.50		08/05/20	807,771

		Colombia (1.0%)
COP	1,305,000	Colombia Government International Bond	7.75		04/14/21	867,044

		Germany (1.3%)
EUR	700	Bundesrepublik Deutschland	4.25		07/04/39	1,222,249

		Indonesia (2.4%)
	850	Bumi Investment Pte Ltd.	10.75		10/06/17	909,500

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	$ 930		Majapahit Holding BV	7.75%	01/20/20	$1,106,700
	170		Majapahit Holding BV	7.75	01/20/20	202,300

			Total Indonesia			2,218,500

			Japan (1.9%)
JPY	130,000		Japan Government Thirty Year Bond	1.70	06/20/33	1,685,334

			Kazakhstan (1.5%)
	$140		KazMunayGas National Co. (a)	6.375	04/09/21	148,050
	1,150		KazMunayGas National Co.	6.375	04/09/21	1,216,125

			Total Kazakhstan			1,364,175

			Korea, Republic of (0.7%)
	200		Korea Development Bank (b)	3.875	05/04/17	202,997
	400		Korea Finance Corp.	4.625	11/16/21	399,518

			Total Korea, Republic of			602,515

			Lithuania (0.2%)
	200		Lithuania Government International Bond (a)(i)	6.625	02/01/22	203,508

			Mexico (2.8%)
MXN	23,930		Mexican Bonos	8.00	06/11/20	2,118,450
	$450		Petroleos Mexicanos (a)(b)	4.875	01/24/22	465,512

			Total Mexico			2,583,962

			Poland (1.2%)
PLN	3,500		Poland Government Bond	5.25	10/25/17	1,088,642

			South Africa (1.4%)
	$1,250		Eskom Holdings SOC Ltd.	5.75	01/26/21	1,312,500

			Supernational (1.0%)
EUR	650		European Union	3.25	04/04/18	903,765

			Sweden (1.0%)
SEK	5,200		Sweden Government Bond	4.25	03/12/19	907,242

			United Kingdom (3.9%)
GBP	500		United Kingdom Gilt	3.75	09/07/20	910,356
	1,360		United Kingdom Gilt	4.25	09/07/39	2,645,525

			Total United Kingdom			3,555,881

			Venezuela (1.5%)
	$1,724		Petroleos de Venezuela SA	8.50	11/02/17	1,370,580

			Total Sovereign (Cost $28,260,926)			29,048,163

			Municipal Bonds (0.9%)
	135		Chicago, IL, Transit Authority	6.20	12/01/40	155,845
	115		City of New York, NY, Series G-1	5.968	03/01/36	140,768
	155		Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184	01/01/34	185,300
	50		Municipal Electric Authority of Georgia	6.637	04/01/57	58,294
	110		New York City Transitional Finance Authority	5.267	05/01/27	126,470
	110		State of California, General Obligation Bonds	6.65	03/01/22	131,463

			Total Municipal Bonds (Cost $680,782)			798,140

			Agency Fixed Rate Mortgages (0.5%)
			Federal National Mortgage Corporation,
	7		Gold Pools:	6.50	02/01/29 - 10/01/32	8,018
			Federal National Mortgage Association, Conventional Pools:
	(c	)	................................	6.00	04/01/13	107
	195		................................	6.50	05/01/28 - 09/01/32	223,419
	12		................................	7.00	08/01/29 - 11/01/32	13,058
			Government National Mortgage Association, Various Pools:
	34		................................	7.50	07/20/25	40,206
	152		................................	8.00	01/15/22 - 05/15/30	172,892

			Total Agency Fixed Rate Mortgages (Cost $408,118)			457,700

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Asset-Backed Securities (0.3%)

$ 67	Chesapeake Funding LLC (a)	2.285	(j)%	12/15/20	$67,126
200	FUEL Trust (a)	4.207		04/15/16	205,580

	Total Asset-Backed Securities (Cost $267,463)				272,706

	Mortgages - Other (5.9%)
660	Banc of America Alternative Loan Trust	5.913	(j)	10/25/36	405,529
	Chase Mortgage Finance Corp.
397	................................	6.00		11/25/36	330,599
571	................................	6.00		11/25/36	457,246
566	Citigroup Mortgage Loan Trust, Inc. (k)	2.66	(j)	10/25/35	450,067
406	Countrywide Alternative Loan Trust	6.00		04/25/36	248,851
699	Countrywide Home Loan Mortgage Pass-Through Trust	0.576	(j)	04/25/46	175,937
270	First Horizon Alternative Mortgage Securities	6.25		08/25/36	181,229
304	GS Mortgage Securities Corp. (a)	7.50	(j)	09/25/36	231,256
618	Indymac Index Mortgage Loan Trust	5.355	(j)	12/25/35	415,002
	Lehman Mortgage Trust
239	................................	5.50		11/25/35	218,991
396	................................	5.50		02/25/36	343,502
766	................................	6.50		09/25/37	564,075
	Residential Accredit Loans, Inc.
304	................................	0.776	(j)	03/25/35	163,228
364	................................	6.00		04/25/36	202,730
638	Structured Adjustable Rate Mortgage Loan Trust	2.521	(j)	08/25/34	520,061
787	WaMu Mortgage Pass-Through Certificates	0.967	(j)	05/25/47	462,742

	Total Mortgages - Other (Cost $5,706,960)				5,371,045

	Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
	Federal National Mortgage Association,
	IO STRIPS
303	................................	6.00		01/01/20	36,760
45	................................	6.50		12/01/19	5,494
450	................................	7.00		11/01/19– 12/01/34	66,641
240	................................	7.50		12/01/34	63,960
77	................................	8.00		06/01/35	11,017

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $96,540)				183,872

NUMBER OF SHARES
	Common Stocks (0.0%)
	Communications Equipment
6,574	ORBCOMM, Inc. (b)(l)				22,680

	Electric Utilities
102	PNM Resources, Inc. (g)				1,817

	Wireless Telecommunication Services
720	USA Mobility, Inc. (b)				10,188

	Total Common Stocks (Cost $2,864)				34,685

	Convertible Preferred Stocks (0.3%)
	Diversified Financial Services
200	Bank of America Corp., Series L $72.50 (b)				184,294

	Electric Utilities
2,130	PPL Corp. $4.75				115,446

	Total Convertible Preferred Stocks (Cost $299,287)				299,740

	Preferred Stock (0.2%)
	Diversified Financial Services
267	Ally Financial, Inc. $70.00 (Cost $111,973)(a)				215,010

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
	Short-Term Investments (29.7%)
	U.S. Treasury Securities (1.3%)
	U.S. Treasury Bills
$ 250	(m)(n)................................	0.015	%	03/22/12	$249,995
905	(m)(n)................................	0.018		03/22/12	904,978

	Total U.S. Treasury Securities (Cost $1,154,973)				1,154,973

	Securities held as Collateral on Loaned Securities (25.8%)
	Repurchase Agreement (4.4%)
4,044	Merrill Lynch & Co., Inc. (0.23%, dated 01/31/12, due 02/01/12; proceeds $4,043,853; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 12/01/41; valued at $4,124,703) (Cost $4,043,827)				4,043,827

NUMBER OF SHARES (000)
	Investment Company (21.4%)
19,475	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $19,475,069)(o)				19,475,069

	Total Securities held as Collateral on Loaned Securities (Cost $23,518,896)				23,518,896

	Investment Company (2.6%)
2,390	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,390,167)(o)				2,390,167

	Total Short-Term Investments (Cost $27,064,036)				27,064,036

	Total Investments (Cost $117,272,832) (p)(q)	127.3%			116,016,027
	Liabilities in Excess of Other Assets	(27.3)			(24,898,371)

	Net Assets	100.0%			$91,117,656

IO	Interest Only.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	The value of loaned securities and related collateral outstanding at January 31, 2012 were $23,236,817 and $23,677,956, respectively. The Fund received cash collateral of $23,518,896 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds—Money Market Portfolio—Institutional Class as reported in the Portfolio of Investments. As of January 31, 2012, there was uninvested cash of $159,060 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Par less than $1,000.
(d)	Payment-in-kind security.
(e)	Issuer in bankruptcy.
(f)	At January 31, 2012, the Fund held fair valued securities valued at $90,833, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(g)	Acquired through exchange offer.
(h)	Non-income producing security; bond in default.
(i)	When-issued security.
(j)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.
(k)	For the three months ended January 31, 2012, the cost of purchases of Citigroup, Corporate Bond, Citigroup Mortgage—Other, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $447,248.

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

(l)	Non-income producing security.
(m)	A portion of this security has been physically segregated in connection with open swap agreements.
(n)	Rate shown is the yield to maturity at January 31, 2012.
(o)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.
(p)	Securities are available for collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.
(q)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at January 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank	CLP	46,865,840	$	94,631	02/21/12	$(490)
JPMorgan Chase Bank	$	93,872	CLP	46,865,840	02/21/12	1,248
Goldman Sachs International	DKK	250,000	$	43,164	02/23/12	(831)
Goldman Sachs International	EUR	700,000	$	915,758	02/23/12	88
Goldman Sachs International	$	1,908,514	EUR	1,483,926	02/23/12	32,610
Goldman Sachs International	$	913,031	EUR	700,000	02/23/12	2,639
JPMorgan Chase Bank	AUD	840,000	$	868,820	02/23/12	(20,865)
JPMorgan Chase Bank	CAD	880,000	$	875,404	02/23/12	(1,782)
JPMorgan Chase Bank	CHF	182,000	$	191,746	02/23/12	(6,028)
JPMorgan Chase Bank	GBP	300,000	$	472,650	02/23/12	(12)
JPMorgan Chase Bank	SEK	910,000	$	132,688	02/23/12	(951)
JPMorgan Chase Bank	$	446,872	CAD	450,000	02/23/12	1,689
JPMorgan Chase Bank	$	1,362,007	CAD	1,368,000	02/23/12	1,618
JPMorgan Chase Bank	$	867,861	CAD	881,920	02/23/12	11,239
JPMorgan Chase Bank	$	717,048	GBP	460,000	02/23/12	7,700
JPMorgan Chase Bank	$	887,981	KRW	1,000,000,000	02/23/12	695
UBS AG	AUD	1,574,790	$	1,625,341	02/23/12	(42,597)
UBS AG	CLP	140,000,000	$	282,686	02/23/12	(1,396)
UBS AG	GBP	310,000	$	475,376	02/23/12	(13,042)
UBS AG	GBP	233,659	$	366,279	02/23/12	(1,860)
UBS AG	HUF	140,000,000	$	574,736	02/23/12	(45,954)
UBS AG	JPY	70,000,000	$	908,737	02/23/12	(9,862)
UBS AG	MXN	23,900,000	$	1,811,773	02/23/12	(18,574)
UBS AG	PLN	3,500,000	$	1,079,880	02/23/12	(2,347)
UBS AG	SEK	6,200,000	$	910,159	02/23/12	(348)
UBS AG	SEK	7,100,000	$	1,031,992	02/23/12	(10,686)
UBS AG	$	907,937	BRL	1,645,000	02/23/12	28,370
UBS AG	$	278,712	CLP	140,000,000	02/23/12	5,369
UBS AG	$	12,077,244	EUR	9,416,000	02/23/12	239,828
UBS AG	$	459,515	EUR	350,000	02/23/12	(1,680)
UBS AG	$	622,776	HUF	140,000,000	02/23/12	(2,085)
UBS AG	$	9,791,412	JPY	752,000,000	02/23/12	76,968
UBS AG	$	721,709	MXN	9,500,000	02/23/12	5,835
UBS AG	$	1,821,750	MXN	24,600,000	02/23/12	62,205
UBS AG	$	457,538	MYR	1,390,000	02/23/12	(1,240)
UBS AG	$	457,218	MYR	1,400,000	02/23/12	2,363
UBS AG	$	1,016,727	NOK	6,115,000	02/23/12	24,677
UBS AG	$	703,668	PLN	2,400,000	02/23/12	38,431
UBS AG	$	452,393	PLN	1,500,000	02/23/12	11,419
UBS AG	$	902,233	SEK	6,100,000	02/23/12	(6,412)
UBS AG	$	454,115	SGD	575,000	02/23/12	3,009
UBS AG	$	439,216	THB	14,000,000	02/23/12	12,762
UBS AG	ZAR	4,000,000	$	509,775	02/23/12	(43)

Net Unrealized Appreciation						$381,677

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Futures Contracts Open at January 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
14	Long	U.S. Treasury Ultra Long Bond, Mar-12	$2,239,562	$63,577
9	Long	German Euro Bund, Mar-12	1,643,588	12,234
12	Long	Australian 10 yr. Bond, Mar-12	1,506,134	10,440
3	Long	UK Long Gilt Bond, Mar-12	554,042	1,748

		Total Unrealized Appreciation		$87,999

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at January 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	EUR 4,495	6 Month EURIBOR	Pay	4.26%	08/18/26	$215,093
Bank of America	$ 6,025	3 Month LIBOR	Receive	4.35	08/18/26	(225,716)
Bank of America	EUR 5,680	6 Month EURIBOR	Receive	3.61	08/18/31	(207,653)
Bank of America	$ 7,475	3 Month LIBOR	Pay	4.15	08/18/31	233,065
Barclays Capital	SEK 138,018	3 Month STIBOR	Pay	2.76	07/29/12	325,704
Barclays Capital	64,960	3 Month STIBOR	Pay	2.30	09/12/12	54,675
Barclays Capital	161,700	3 Month STIBOR	Receive	2.89	07/29/13	(248,712)
Goldman Sachs	$ 18,430	6 Month LIBOR	Receive	1.50	01/27/15	(54,376)
Goldman Sachs	$ 19,210	6 Month LIBOR	Pay	2.61	01/26/17	67,011

		Net Unrealized Appreciation				$159,091

Morgan Stanley Fixed Income Opportunities Fund

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Zero Coupon Swap Agreements Open at January 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$3,113	3 Month LIBOR	Receive	11/15/19	$(1,295,613)
Barclays Capital	3,689	3 Month LIBOR	Pay	11/15/19	751,117

		Net Unrealized Depreciation			$(544,496)

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
STIBOR	Stockholm Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
COP	Colombian Peso.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HUF	Hungarian Forint.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
PLN	Polish Zloty.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
USD	United States Dollar.
ZAR	South African Rand.

Morgan Stanley Fixed Income Opportunities Fund

Notes to Portfolio of Investments ¡ January 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$ —	$52,180,097	$90,833	†	$52,270,930
Sovereign	—	29,048,163	—		29,048,163
Municipal Bonds	—	798,140	—		798,140
Agency Fixed Rate Mortgages	—	457,700	—		457,700
Asset-Backed Securities	—	272,706	—		272,706
Mortgages - Other	—	5,371,045	—		5,371,045
Collateralized Mortgage Obligations - Agency Collateral Series	—	183,872	—		183,872
Total Fixed Income Securities	—	88,311,723	90,833	†	88,402,556
Common Stocks
Communications Equipment	22,680	—	—		22,680
Electric Utilities	1,817	—	—		1,817
Wireless Telecommunication Services	10,188	—	—		10,188
Total Common Stocks	34,685	—	—		34,685
Convertible Preferred Stocks	299,740	—	—		299,740
Preferred Stock	—	215,010	—		215,010
Short-Term Investments
U.S. Treasury Securities	—	1,154,973	—		1,154,973
Repurchase Agreement	—	4,043,827	—		4,043,827
Investment Company	21,865,236	—	—		21,865,236
Total Short-Term Investments	21,865,236	5,198,800	—		27,064,036
Foreign Currency Exchange Contracts	—	570,762	—		570,762
Futures Contracts	87,999	—	—		87,999
Interest Rate Swap Agreements	—	895,548	—		895,548
Zero Coupon Swap Agreements	—	751,117	—		751,117
Total Assets	22,287,660	95,942,960	90,833	†	118,321,453
Liabilities:
Foreign Currency Exchange Contracts	—	(189,085)	—		(189,085)
Interest Rate Swap Agreements	—	(736,457)	—		(736,457)
Zero Coupon Swap Agreements	—	(1,295,613)	—		(1,295,613)
Total Liabilities	—	(2,221,155)	—		(2,221,155)
Total	$22,287,660	$93,721,805	$90,833	†	$116,100,298

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2012 the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Beginning Balance	$94,187 †
Purchases	—
Sales	(2,840)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	(344)
Realized gains (losses)	(170)

Ending Balance	$90,833 †

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2012	$(344)

†	Includes one or more securities which are valued at zero.

15

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 22, 2012